Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	€ 1,168	€ 648
Intangible assets	312	374
Restricted cash		167
Non-current investments	7,060
Other assets	129	109
Non-current assets	8,669	1,298
Current assets
Financial asset		11,847
Trade and other receivables	4,413	2,248
Current investments	34,043
Cash and cash equivalents	149,678	56,917
Current assets	188,134	71,012
Total assets	196,803	72,310
Shareholders' equity
Issued and paid-in capital	1,749	1,448
Share premium account	213,618	139,878
Accumulated loss	(167,480)	(107,295)
Total equity	47,887	34,031
Non-current liabilities
Borrowings		319
Deferred revenue	130,195	30,206
Current liabilities
Borrowings		167
Trade payables	2,855	2,298
Taxes and social security liabilities	243	29
Deferred revenue	6,996	1,610
Other liabilities and accruals	8,627	3,650
Current liabilities	18,721	7,754
Total liabilities	148,916	38,279
Total equity and liabilities	€ 196,803	€ 72,310